Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance costs
30.	Finance costs

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Interest expense:
Bank borrowings	$599,377	$564,250	$556,041
Loan from shareholders (refer to Note 37)	113,549	253,469	278,013
Lease liabilities	19,582	346	1,219
	$732,508	$818,065	$835,273